Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted-average number of common share outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination (
in thousands, except share and per share data
):

	Three Months Ended March 31,
	2022	2021
Net (loss) income attributable to CareMax, Inc. class A common stockholders	$(16,797)	$1,302
Weighted average basic shares outstanding	87,367,972	10,796,069
Weighted average diluted shares outstanding	87,367,972	10,796,069
Net (loss) income per share
Basic	$(0.19)	$0.12
Diluted	$(0.19)	$0.12

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common share outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination (
in thousands, except share and per share data
):

	Twelve Months Ended December 31,
	2021	2020
Net (loss) income attributable to CareMax, Inc. Class A common stockholders	$(6,675)	$7,601

Weighted average basic shares outstanding	52,620,980	10,796,069
Weighted average diluted shares outstanding	52,620,980	10,796,069
Net (loss) income per share
Basic	$(0.13)	$0.70
Diluted	$(0.13)	$0.70

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive or because issuance of shares underlying such securities is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Three Months Ended March 31,
	2022	2021
Series A Warrants and Series B Warrants	8,000	—
Public and Private Warrants	5,792	—
Earnout Shares	3,200	—
Unvested restricted stock units	1,162	—
Unvested performance stock units	66	—
Unvested options	131	—

Total	18,351	—